Depreciation Expenses Using Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2016
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	shorter of lease term or 4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Motor vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years